Other income and expenses - Other operating income (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Other income and expenses
Government grants	€ 702	€ 967
Income from the reversal of provisions		89
Others	243	42
Total other operating income	€ 945	€ 1,098